Annual Total Returns	Jan. 31, 2022
Prospectus #1 | Parametric TABS Short-Term Municipal Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Parametric TABS Short-Term Municipal Bond Fund | Class A
Bar Chart Table:
2012	1.79%
2013	(0.70%)
2014	2.52%
2015	1.46%
2016	(0.73%)
2017	2.06%
2018	0.43%
2019	3.99%
2020	5.68%
2021	(0.34%)
Prospectus #1 | Parametric TABS Intermediate-Term Municipal Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Parametric TABS Intermediate-Term Municipal Bond Fund | Class A
Bar Chart Table:
2012	4.97%
2013	(2.10%)
2014	7.97%
2015	3.08%
2016	(0.16%)
2017	4.45%
2018	0.06%
2019	6.11%
2020	6.03%
2021	(0.13%)
Prospectus #2 | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class A
Bar Chart Table:
2016	(0.22%)
2017	3.04%
2018	0.73%
2019	4.89%
2020	4.56%
2021	0.92%
Prospectus #2 | Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund | Class A
Bar Chart Table:
2016	0.67%
2017	7.45%
2018	0.40%
2019	9.81%
2020	7.39%
2021	2.49%
Prospectus #3 | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #3 | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class A
Bar Chart Table:
2012	10.74%
2013	(3.62%)
2014	14.95%
2015	4.45%
2016	(0.08%)
2017	5.85%
2018	0.13%
2019	6.61%
2020	5.46%
2021	0.86%
Prospectus #4 | Eaton Vance High Yield Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #4 | Eaton Vance High Yield Municipal Income Fund | Class A
Bar Chart Table:
2012	15.38%
2013	(5.57%)
2014	18.08%
2015	4.81%
2016	1.14%
2017	7.95%
2018	1.45%
2019	9.33%
2020	3.89%
2021	3.87%
Prospectus #5 | Eaton Vance High Yield Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #5 | Eaton Vance High Yield Municipal Income Fund | Class A
Bar Chart Table:
2012	15.38%
2013	(5.57%)
2014	18.08%
2015	4.81%
2016	1.14%
2017	7.95%
2018	1.45%
2019	9.33%
2020	3.89%
2021	3.87%